VIA EDGAR

June 27, 2019

Ms. Elena Stojic, Esq.

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Cross Shore Discovery Fund (“Fund”)

Dear Ms. Stojic:

On behalf of the Fund, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is the Fund’s rescission offer pursuant to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).

Thank you for your assistance. If you should have any questions regarding the enclosed information, please contact me directly at (207) 228-7182.

Kind regards,

Edward C. Lawrence